Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	18.26%	7.08%	3.88%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	18.52%	7.31%	4.13%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	8.97%	4.07%	1.92%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	9.13%	4.25%	2.14%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	13.47%	7.14%	4.72%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.38%
Intrepid BBC 1-5YR Combined [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intrepid BBC 1-5YR Combined
Average Annual Return, Percent	24.47%	10.37%	8.88%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.38%
Intrepid BBC 1-5YR Combined [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intrepid BBC 1-5YR Combined
Average Annual Return, Percent	24.47%	10.37%	8.88%
Morningstar US Small Cap TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Average Annual Return, Percent	26.04%	9.82%	8.76%
Morningstar US Small Cap TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Average Annual Return, Percent	26.04%	9.82%	8.76%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg 1-5 Year Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Government/Credit Index
Average Annual Return, Percent	8.10%	1.54%	1.77%